FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

                             TEMPLETON INCOME TRUST
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091

               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    ----------------
Date of fiscal year end:   8/31
                         ----------
Date of reporting period:  11/30/07
                          -----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Income Trust

QUARTERLY STATEMENT OF INVESTMENTS

NOVEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Templeton Global Bond Fund .................................................   3

Notes to Statement of Investments ..........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Templeton Income Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL BOND FUND                                                                PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS 71.8%
    ARGENTINA 1.7%
b,c Government of Argentina, FRN, 5.389%, 8/03/12 .......................................        237,220,000        $   129,246,391
                                                                                                                    ----------------
    AUSTRALIA 2.0%
    New South Wales Treasury Corp., 8.00%, 3/01/08 ......................................        105,000,000   AUD       92,913,572
    Queensland Treasury Corp., 6.00%, 7/14/09 ...........................................         63,490,000   AUD       55,219,892
                                                                                                                    ----------------
                                                                                                                        148,133,464
                                                                                                                    ----------------
    AUSTRIA 0.1%
    Government of Austria, 4.00%, 7/15/09 ...............................................          4,400,000   EUR        6,448,260
                                                                                                                    ----------------
    BRAZIL 5.9%
    Nota Do Tesouro Nacional,
      9.762%, 1/01/12 ...................................................................            193,210 d BRL       99,561,295
      9.762%, 1/01/14 ...................................................................             78,500 d BRL       39,071,650
      9.762%, 1/01/17 ...................................................................            349,070 d BRL      166,674,177
    e Index Linked, 6.00%, 5/15/15 ......................................................             25,800 d BRL       22,307,013
    e Index Linked, 6.00%, 5/15/45 ......................................................            131,725 d BRL      114,349,798
                                                                                                                    ----------------
                                                                                                                        441,963,933
                                                                                                                    ----------------
    CANADA 3.4%
    Government of Canada,
      10.00%, 6/01/08 ...................................................................         95,945,000   CAD       98,740,688
      4.25%, 12/01/08 ...................................................................          2,320,000   CAD        2,328,455
    Province of Alberta, 5.00%, 12/16/08 ................................................         27,500,000   CAD       27,766,035
    Province of Manitoba,
      5.75%, 6/02/08 ....................................................................         13,050,000   CAD       13,155,655
      6.375%, 9/01/15 ...................................................................         25,200,000   NZD       17,808,386
    Province of Newfoundland, 5.90%, 12/12/07 ...........................................          4,800,000   CAD        4,801,897
    Province of Ontario,
      3.875%, 3/08/08 ...................................................................         32,380,000   CAD       32,356,836
      5.70%, 12/01/08 ...................................................................         49,400,000   CAD       50,173,858
      6.25%, 6/16/15 ....................................................................         10,115,000   NZD        7,057,403
                                                                                                                    ----------------
                                                                                                                        254,189,213
                                                                                                                    ----------------
    GERMANY 4.6%
  b KfW Bankengruppe, FRN, 0.658%, 8/08/11 ..............................................     38,890,000,000   JPY      349,998,807
                                                                                                                    ----------------
    INDONESIA 4.9%
    Government of Indonesia,
      13.15%, 3/15/10 ...................................................................     33,650,000,000   IDR        3,916,426
      15.425%, 9/15/10 ..................................................................     23,800,000,000   IDR        2,944,648
      10.00%, 10/15/11 ..................................................................     12,660,000,000   IDR        1,372,725
      13.15%, 1/15/12 ...................................................................     10,900,000,000   IDR        1,304,123
      11.00%, 12/15/12 ..................................................................      8,700,000,000   IDR          973,058
      14.25%, 6/15/13 ...................................................................    194,977,000,000   IDR       24,970,373
      14.275%, 12/15/13 .................................................................    301,008,000,000   IDR       38,710,201
      11.00%, 10/15/14 ..................................................................    112,410,000,000   IDR       12,776,588
      9.50%, 6/15/15 ....................................................................     37,750,000,000   IDR        3,900,107
      10.75%, 5/15/16 ...................................................................    113,310,000,000   IDR       12,449,868
      10.00%, 7/15/17 ...................................................................    104,700,000,000   IDR       11,213,066
      15.00%, 7/15/18 ...................................................................      1,150,000,000   IDR          157,820
      11.50%, 9/15/19 ...................................................................    133,190,000,000   IDR       15,001,563


                                          Quarterly Statement of Investments | 3

Templeton Income Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL BOND FUND                                                                PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    INDONESIA (CONTINUED)
    Government of Indonesia, (continued)
      11.00%, 11/15/20 ..................................................................    401,970,000,000   IDR  $    43,459,871
      12.80%, 6/15/21 ...................................................................    243,940,000,000   IDR       29,560,064
      12.90%, 6/15/22 ...................................................................     60,210,000,000   IDR        7,304,599
      10.25%, 7/15/22 ...................................................................    119,000,000,000   IDR       12,382,604
      11.75%, 8/15/23 ...................................................................     63,865,000,000   IDR        7,129,780
      10.00%, 9/15/24 ...................................................................     27,000,000,000   IDR        2,708,645
      11.00%, 9/15/25 ...................................................................    623,820,000,000   IDR       67,574,927
      12.00%, 9/15/26 ...................................................................     66,550,000,000   IDR        7,777,186
      10.25%, 7/15/27 ...................................................................    563,820,000,000   IDR       57,435,047
      9.75%, 5/15/37 ....................................................................     84,550,000,000   IDR        7,906,820
                                                                                                                    ----------------
                                                                                                                        372,930,109
                                                                                                                    ----------------
    IRAQ 0.9%
  g Government of Iraq, Reg S, 5.80%, 1/15/28 ...........................................        108,450,000             69,543,563
                                                                                                                    ----------------
    MALAYSIA 4.8%
    Government of Malaysia,
      8.60%, 12/01/07 ...................................................................        239,060,000   MYR       71,053,648
      3.135%, 12/17/07 ..................................................................         64,345,000   MYR       19,121,098
      6.45%, 7/01/08 ....................................................................        159,282,000   MYR       48,104,466
      3.917%, 9/30/08 ...................................................................          5,200,000   MYR        1,547,919
      4.305%, 2/27/09 ...................................................................        116,825,000   MYR       35,019,010
      7.00%, 3/15/09 ....................................................................        222,519,000   MYR       68,938,760
      6.844%, 10/01/09 ..................................................................         16,300,000   MYR        5,121,771
      3.756%, 4/28/11 ...................................................................        374,350,000   MYR      111,700,221
                                                                                                                    ----------------
                                                                                                                        360,606,893
                                                                                                                    ----------------
    MEXICO 4.0%
    Government of Mexico,
      8.00%, 12/17/15 ...................................................................          6,970,000 h MXN       64,109,621
      10.00%, 12/05/24 ..................................................................         21,645,000 h MXN      235,239,596
                                                                                                                    ----------------
                                                                                                                        299,349,217
                                                                                                                    ----------------
    NEW ZEALAND 0.2%
    Government of New Zealand,
      7.00%, 7/15/09 ....................................................................          6,888,000   NZD        5,225,794
      6.00%, 11/15/11 ...................................................................         10,837,000   NZD        7,969,512
      6.50%, 4/15/13 ....................................................................          6,650,000   NZD        4,998,617
                                                                                                                    ----------------
                                                                                                                         18,193,923
                                                                                                                    ----------------
    NORWAY 1.9%
    Government of Norway, 5.50%, 5/15/09 ................................................        778,730,000   NOK      141,642,347
                                                                                                                    ----------------
    PERU 0.9%
    Government of Peru,
      7.84%, 8/12/20 ....................................................................         74,675,000   PEN       28,177,162
      Series 7, 8.60%, 8/12/17 ..........................................................        110,435,000   PEN       42,998,540
                                                                                                                    ----------------
                                                                                                                         71,175,702
                                                                                                                    ----------------


4 | Quarterly Statement of Investments

Templeton Income Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL BOND FUND                                                                PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONTINUED)
    PHILIPPINES 0.3%
  g Government of the Philippines, Reg S, 9.125%, 2/22/10 ...............................         15,795,000   EUR  $    24,700,987
                                                                                                                    ----------------
    POLAND 3.9%
    Government of Poland,
      6.00%, 5/24/09 ....................................................................        229,820,000   PLN       93,180,335
      5.75%, 9/23/22 ....................................................................        495,970,000   PLN      202,381,337
                                                                                                                    ----------------
                                                                                                                        295,561,672
                                                                                                                    ----------------
    SINGAPORE 3.2%
    Government of Singapore,
      1.50%, 4/01/08 ....................................................................          7,500,000   SGD        5,172,941
      5.625%, 7/01/08 ...................................................................         61,985,000   SGD       43,692,585
      4.375%, 1/15/09 ...................................................................        270,300,000   SGD      191,471,353
                                                                                                                    ----------------
                                                                                                                        240,336,879
                                                                                                                    ----------------
    SOUTH AFRICA 0.0% i
    Government of South Africa, 5.25%, 5/16/13 ..........................................          1,200,000   EUR        1,761,870
                                                                                                                    ----------------
    SOUTH KOREA 8.7%
    Korea Treasury Note, 4.75%, 6/10/09 .................................................     26,450,000,000   KRW       28,329,108
    Korea Treasury Bond,
      4.25%, 9/10/08 ....................................................................     29,536,330,000   KRW       31,784,943
    j 4.75%, 3/10/12 ....................................................................     24,682,000,000   KRW       25,672,067
    j 5.25%, 9/10/12 ....................................................................    103,278,000,000   KRW      109,471,768
    j 5.00%, 9/10/16 ....................................................................     10,578,000,000   KRW       10,921,355
    j 5.50%, 9/10/17 ....................................................................    358,601,700,000   KRW      382,913,353
    j 5.25%, 3/10/27 ....................................................................     62,670,000,000   KRW       64,088,523
                                                                                                                    ----------------
                                                                                                                        653,181,117
                                                                                                                    ----------------
  k SUPRANATIONAL 8.1%
    European Bank For Reconstruction & Development, senior note, 5.10%, 6/12/09 .........        485,000,000   PLN      195,777,508
    European Investment Bank,
      4.00%, 4/15/09 ....................................................................         67,500,000   SEK       10,525,443
    b senior note, FRN, 0.781%, 9/21/11 .................................................     20,970,000,000   JPY      188,658,136
    Inter-American Development Bank,
      6.00%, 12/15/17 ...................................................................         10,200,000   NZD        7,101,443
      senior note, 7.50%, 12/05/24 ......................................................      2,473,000,000   MXN      207,544,931
                                                                                                                    ----------------
                                                                                                                        609,607,461
                                                                                                                    ----------------
    SWEDEN 11.9%
    Government of Sweden,
      6.50%, 5/05/08 ....................................................................      1,706,400,000   SEK      269,676,222
      5.00%, 1/28/09 ....................................................................      3,508,600,000   SEK      555,261,477
    f Strip, 12/19/07 - 9/17/08 .........................................................        501,215,000   SEK       76,807,235
                                                                                                                    ----------------
                                                                                                                        901,744,934
                                                                                                                    ----------------
    UNITED STATES 0.4%
    FNMA, 1.75%, 3/26/08 ................................................................      3,050,000,000   JPY       27,505,829
                                                                                                                    ----------------
    TOTAL BONDS (COST $5,177,662,902) ...................................................                             5,417,822,571
                                                                                                                    ----------------


                                          Quarterly Statement of Investments | 5

Templeton Income Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL BOND FUND                                                                PRINCIPAL AMOUNT a         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 26.3%
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 15.8%
    EGYPT 4.1%
  f Egypt Treasury Bills, 1/01/08 - 11/18/08 ............................................      1,811,325,000   EGP  $   314,518,225
                                                                                                                    ----------------
    MALAYSIA 7.1%
    Government of Malaysia,
      3.546%, 1/11/08 ...................................................................         95,510,000   MYR       28,388,967
      3.569%, 2/14/08 ...................................................................        256,920,000   MYR       76,407,832
      7.60%, 3/15/08 ....................................................................         42,000,000   MYR       12,623,656
      3.17%, 5/15/08 ....................................................................        175,000,000   MYR       51,915,522
      3.541%, 7/08/08 ...................................................................         68,450,000   MYR       20,342,742
      3.562%, 7/15/08 ...................................................................        105,375,000   MYR       31,341,585
  f Malaysia Treasury Bills, 12/06/07 - 9/23/08 .........................................        772,782,000   MYR      227,510,923
  f Malaysia Treasury Bill, 2/28/08 .....................................................        311,015,000   MYR       91,654,674
                                                                                                                    ----------------
                                                                                                                        540,185,901
                                                                                                                    ----------------
    NORWAY 3.9%
  f Norway Treasury Bill, 12/19/07 ......................................................        468,935,000   NOK       84,369,156
  f Norway Treasury Bill, 3/19/08 .......................................................        940,030,000   NOK      167,385,539
  f Norway Treasury Bills, 6/18/08 - 9/17/08 ............................................        234,810,000   NOK       40,700,560
                                                                                                                    ----------------
                                                                                                                        292,455,255
                                                                                                                    ----------------
    SWEDEN 0.7%
  f Government of Sweden, Strip, 6/18/08 ................................................        335,000,000   SEK       51,321,704
                                                                                                                    ----------------
    TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $1,150,542,370) ................                             1,198,481,085
                                                                                                                    ----------------
    TIME DEPOSITS 10.5%
    UNITED STATES 10.5%
    Dresdner Bank AG, 4.65%, 12/03/07 ...................................................        350,000,000            350,000,000
    Paribas Corp.,
      4.62%, 12/03/07 ...................................................................        205,785,000            205,785,000
      4.65%, 12/03/07 ...................................................................        235,000,000            235,000,000
                                                                                                                    ----------------
    TOTAL TIME DEPOSITS (COST $790,785,000) .............................................                               790,785,000
                                                                                                                    ----------------
    TOTAL SHORT TERM INVESTMENTS (COST $1,941,327,370) ..................................                             1,989,266,085
                                                                                                                    ----------------
    TOTAL INVESTMENTS (COST $7,118,990,272) 98.1% .......................................                             7,407,088,656
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.4% ..............................                                26,513,544
    OTHER ASSETS, LESS LIABILITIES 1.5% .................................................                               115,403,055
                                                                                                                    ----------------
    NET ASSETS 100.0% ...................................................................                           $ 7,549,005,255
                                                                                                                    ================


6 | Quarterly Statement of Investments

Templeton Income Trust

--------------------------------------------------------------------------------
    TEMPLETON GLOBAL BOND FUND
--------------------------------------------------------------------------------

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

FNMA  -   Federal National Mortgage Association
FRN   -   Floating Rate Note

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

d Principal amount is stated in 1,000 Brazilian Real Units.

e Redemption price at maturity is adjusted for inflation.

f The security is traded on a discount basis with no stated coupon rate.

g Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2007, the aggregate value of these securities was $94,244,550, representing 1.25% of net assets.

h Principal amount is stated in 100 Mexican Peso Units.

i Rounds to less than 0.1% of net assets.

j A portion or all of the security purchased on a when-issued or delayed delivery basis.

k A supranational organization is an entity formed by two or more central governments through international treaties.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Income Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company, consisting of one fund, the Templeton Global Bond Fund (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


8 | Quarterly Statement of Investments

Templeton Income Trust

3. INCOME TAXES

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 7,150,685,998
                                                                ================

Unrealized appreciation .....................................   $   343,008,044
Unrealized depreciation .....................................       (86,605,386)
                                                                ----------------
Net unrealized appreciation (depreciation) ..................   $   256,402,658
                                                                ================

4. FORWARD EXCHANGE CONTRACTS

At November 30, 2007, the Fund had the following forward exchange contracts outstanding:

                                                   ---------------------------------------------------------------
                                                      CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                      AMOUNT a             DATE          GAIN            LOSS
                                                   ---------------------------------------------------------------
CONTRACTS TO BUY
     415,586,250   Japanese Yen ................        3,666,981         12/05/07   $     73,556   $          --
   3,005,000,000   Iceland Krona ...............       46,712,265         12/27/07      1,999,113              --
   2,547,205,800   Japanese Yen ................       22,200,000          1/07/08        822,936              --
   2,590,384,500   Kazakhstan Tenge ............       21,285,000          1/16/08             --         (47,147)
   5,108,250,000   Kazakhstan Tenge ............       42,000,000          1/18/08             --        (142,079)
     285,600,000   Japanese Yen ................        2,487,112          1/22/08         98,995              --
   3,208,898,500   Kazakhstan Tenge ............       30,000,000          2/06/08        190,446              --
     987,680,000   Kazakhstan Tenge ............        8,000,000          2/07/08         50,766              --
   1,476,100,000   Indian Rupee ................       49,389,367 NZD      2/29/08             --         (96,057)
   2,614,149,000   Kazakhstan Tenge ............       21,300,000          3/25/08             --        (226,443)
   5,203,780,000   Japanese Yen ................       44,766,327          5/27/08      2,942,652              --
     486,800,000   Kazakhstan Tenge ............        4,000,000          5/30/08             --        (133,593)
   1,453,200,000   Kazakhstan Tenge ............       12,000,000          6/02/08             --        (464,836)
   3,157,542,000   Japanese Yen ................       26,700,000          6/23/08      2,312,329              --
   6,380,397,000   Japanese Yen ................       54,000,000          6/30/08      4,657,929              --
   2,600,000,000   Japanese Yen ................       22,320,470          7/18/08      1,617,343              --
   1,788,091,200   Kazakhstan Tenge ............       14,600,000          7/25/08             --        (554,274)
   1,567,293,700   Japanese Yen ................       13,700,000          8/07/08        753,230              --
   1,956,935,050   Japanese Yen ................       17,150,000          8/08/08        897,878              --
   1,960,502,250   Japanese Yen ................       17,150,000          8/11/08        935,175              --
   3,303,419,200   Japanese Yen ................       29,600,000          8/20/08        895,521              --
   3,653,034,000   Japanese Yen ................       33,000,000          8/25/08        736,677              --
     279,175,000   Japanese Yen ................        2,512,826          9/04/08         67,252              --
   5,136,976,625   Japanese Yen ................       34,075,000 EUR      9/12/08             --      (2,316,861)
     400,000,000   Indian Rupee ................       13,896,609 NZD      9/24/08             --        (191,538)
   2,819,076,300   Japanese Yen ................       25,560,000          9/25/08        531,526              --
   4,226,052,000   Japanese Yen ................       38,100,000          9/26/08      1,016,304              --
   4,443,463,750   Kazakhstan Tenge ............       35,050,000         10/10/08             --        (672,500)
  13,854,500,000   Chilean Peso ................       27,500,000         10/20/08             --        (278,938)
      34,300,000   Swiss Franc .................       29,604,184         10/20/08      1,146,522              --
   6,159,856,250   Chilean Peso ................       12,200,000         10/22/08             --         (97,824)
   7,563,000,000   Chilean Peso ................       15,000,000         10/23/08             --        (141,454)


                                          Quarterly Statement of Investments | 9

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                   ---------------------------------------------------------------
                                                      CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                      AMOUNT a             DATE          GAIN            LOSS
                                                   ---------------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)
      78,968,095   Swiss Franc .................       68,650,000         10/23/08   $  2,152,537   $          --
      23,850,337   Swiss Franc .................       20,650,000         10/24/08        734,728              --
      23,793,446   Swiss Franc .................       20,650,000         10/27/08        685,496              --
   4,544,000,000   Kazakhstan Tenge ............       35,500,000         11/03/08             --        (510,716)
      36,513,600   Swiss Franc .................       32,000,000         11/03/08        747,978              --
   7,876,740,000   Japanese Yen ................       71,000,000         11/04/08      2,106,142              --
      61,200,000   Swiss Franc .................       55,375,845         11/06/08             --        (482,784)
   1,719,248,100   Japanese Yen ................       16,216,262         11/14/08             --        (248,277)
   1,913,894,500   Japanese Yen ................       17,976,326         11/21/08             --        (191,786)
      31,360,000   Euro ........................      115,875,200 RON     12/03/08             --      (1,260,871)
      26,135,000   Euro ........................       94,778,578 RON     12/04/08             --        (321,126)
CONTRACTS TO SELL
       4,940,820   Euro ........................      743,692,226 JPY     12/06/07             --        (536,126)
     200,215,434   Mexican Peso ................      804,886,066 INR      1/22/08      2,041,487              --
     505,362,025   Mexican Peso ................    2,025,238,315 INR      1/25/08      5,000,042              --
     216,924,835   Mexican Peso ................      865,703,632 INR      2/27/08      2,090,224              --
     447,033,642   Mexican Peso ................    1,769,627,375 INR      2/28/08      3,946,326              --
     113,621,907   Mexican Peso ................      450,908,537 INR      3/03/08      1,033,803              --
     270,615,912   Mexican Peso ................   52,872,936,867 COP      4/22/08        712,659              --
     119,627,943   Mexican Peso ................       22,747,280 BRL      4/22/08      1,610,594              --
      13,836,250   New Zealand Dollar ..........      440,961,278 INR      4/28/08        718,917              --
     199,645,309   Mexican Peso ................   37,659,094,599 COP      5/06/08             --        (127,845)
     199,917,227   Mexican Peso ................       37,893,972 BRL      5/07/08      2,614,225              --
      99,715,204   Mexican Peso ................       19,004,956 BRL      5/08/08      1,360,445              --
     121,591,935   Mexican Peso ................    5,642,838,501 CLP      5/16/08        127,477              --
      84,372,354   Mexican Peso ................    3,870,261,121 CLP      5/20/08          1,607              --
     479,077,300   Mexican Peso ................    1,808,277,269 INR      5/21/08      2,214,830              --
     435,023,162   Mexican Peso ................    4,722,350,433 KZT      5/27/08             --      (1,777,240)
     373,990,238   Mexican Peso ................    4,051,211,854 KZT      5/29/08             --      (1,603,208)
      68,659,949   Mexican Peso ................    3,149,775,154 CLP      6/12/08         13,626              --
     416,711,043   Mexican Peso ................    4,595,132,565 KZT      6/25/08             --      (1,228,729)
     470,123,985   Mexican Peso ................   84,401,359,054 COP      6/27/08             --      (2,416,657)
     359,167,941   Mexican Peso ................      101,662,486 PEN      6/30/08      1,650,845              --
      25,676,395   Mexican Peso ................    1,167,505,659 CLP      9/15/08          3,216              --
     294,631,150   Mexican Peso ................   13,462,050,783 CLP     10/01/08        202,545              --
     293,380,020   Mexican Peso ................   13,359,323,253 CLP     10/02/08        114,454              --
  33,462,329,800   South Korean Won ............       40,607,160 CHF     11/13/08             --        (352,989)
     173,995,000   Romanian Leu-New ............      385,883,788 NOK     11/17/08             --      (2,060,600)


10 | Quarterly Statement of Investments

Templeton Income Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                   ---------------------------------------------------------------
                                                      CONTRACT          SETTLEMENT    UNREALIZED      UNREALIZED
                                                      AMOUNT a             DATE          GAIN            LOSS
                                                   ---------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
   31,594,490,000  South Korean Won ............       38,986,772 CHF     11/17/08   $    249,197   $          --
  146,408,193,750  South Korean Won ............      172,638,222 CHF     11/25/08             --      (6,022,561)
   27,129,960,000  South Korean Won ............       32,290,268 CHF     11/26/08             --        (846,414)
   72,279,474,000  South Korean Won ............       86,076,996 CHF     11/28/08             --      (2,208,955)
   UNREALIZED GAIN (LOSS) ON OFFSETTING FORWARD EXCHANGE CONTRACTS ...............        194,421              --
                                                                                     -----------------------------
   UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS ..........................     54,073,972     (27,560,428)
                                                                                     -----------------------------
      NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS ..........................   $ 26,513,544
                                                                                     =============

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

BRL - Brazilian Real
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstan Tenge
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
RON - Romanian Leu-New

5. NEW ACCOUNTING PROUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 11

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By  /s/JIMMY D. GAMBILL
  -------------------------------
      Jimmy D. Gambill
      Chief Executive Officer -
      Finance and Administration

Date  January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/JIMMY D. GAMBILL
  -------------------------------
      Jimmy D. Gambill
      Chief Executive Officer -
      Finance and Administration

Date  January 25, 2008

By  /s/GALEN G. VETTER
  --------------------------------
       Galen G. Vetter
       Chief Financial Officer

Date  January 25, 2008